Stockholders' Equity - Common Share Repurchases and Issuances (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Average purchase price per share	$ 14.85	$ 12.68	$ 16.87
Shares repurchased related to employee stock-based compensation plans	1,847,651	3,197,355	2,404,328
Average purchase price per share	$ 15.40	$ 13.21	$ 19.81
Common shares issued	3,680,479	5,476,010	4,924,021
Common Stock Shares Outstanding [Member]
Equity, Class of Treasury Stock [Line Items]
Common shares repurchased	29,646,374	59,625,325	56,043,711
Shares repurchased related to employee stock-based compensation plans	1,847,651	3,197,355	2,404,328
Common shares issued	3,680,479	5,476,010	4,924,021